Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments given (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Notional amount	£ 6,705	£ 6,440
Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	344,526	334,585
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	324,223	315,573
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	20,303	19,012
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,741	812
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	322,482	314,761
Derivatives [member]
Disclosure of contingent liabilities [line items]
Notional amount	44,373,955	35,918,021
Derivatives [member] | Standby facilities, credit lines and other commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	41,400
On demand [member]
Disclosure of contingent liabilities [line items]
Notional amount	6,381	6,373
On demand [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	333,671	327,562
On demand [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	16,344	16,047
On demand [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	70	34
On demand [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	317,257	311,481
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Notional amount	152	34
Not more than three months [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	4,099	2,822
Not more than three months [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,102	1,085
Not more than three months [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,263	593
Not more than three months [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,734	1,144
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Notional amount	20	2
Over three months but not more than six months [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	2,189	1,590
Over three months but not more than six months [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	553	560
Over three months but not more than six months [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	325	147
Over three months but not more than six months [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,311	883
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Notional amount	13	3
Over six months and not later than nine months [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	597	195
Over six months and not later than nine months [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	145	92
Over six months and not later than nine months [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	55	26
Over six months and not later than nine months [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	397	77
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Notional amount	16	1
Over nine months and not later than one year [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	851	1,026
Over nine months and not later than one year [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	170	242
Over nine months and not later than one year [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	14	6
Over nine months and not later than one year [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	667	778
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Notional amount	65	8
Later than one year and not later than two years [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	737	395
Later than one year and not later than two years [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	415	346
Later than one year and not later than two years [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	11	5
Later than one year and not later than two years [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	311	44
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Notional amount	10	7
Later than two years and not later than three years [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	695	128
Later than two years and not later than three years [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	435	80
Later than two years and not later than three years [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	3	1
Later than two years and not later than three years [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	257	47
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Notional amount	33	5
Over three years but not more than five years [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,065	318
Over three years but not more than five years [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	641	59
Over three years but not more than five years [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	0	0
Over three years but not more than five years [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	424	259
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Notional amount	10	3
Over five years and not later than ten years [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	338	247
Over five years and not later than ten years [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	319	245
Over five years and not later than ten years [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	0	0
Over five years and not later than ten years [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	19	2
Over ten years [member]
Disclosure of contingent liabilities [line items]
Notional amount	5	4
Over ten years [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	284	302
Over ten years [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	179	256
Over ten years [member] | Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	0	0
Over ten years [member] | Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 105	£ 46